Consolidated Statements of Financial Position (Parenthetical) - kr / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of financial position [abstract]
Par value per share	kr 0.15	kr 0.15
Number of shares issued	1,166,326,584	1,010,388,454